Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (34,945)	$ (16,705)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	573	495
Non-cash share-based compensation expense	2,546	330
Deferred income taxes	(206)
Loss on disposal of property and equipment	3
Changes in components of operating assets and liabilities
Accounts receivable	98
Prepaids and other current assets	517	(5,352)
Other non-current assets	215	(1)
Accounts payable	(2,581)	1,528
Accrued expenses and other current liabilities	(444)	1,751
Net cash used in operating activities	(34,224)	(17,954)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(2,280)	(552)
Purchase of intangible assets		(9)
Net cash used in investing activities	(2,280)	(561)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of preferred shares		1,174
Proceeds from exercise of warrants for ordinary shares		9
Net cash provided by financing activities		1,183
Effect of exchange rate changes on cash, cash equivalents and restricted cash	2,142	(3,961)
Net decrease in cash, cash equivalents and restricted cash	(34,362)	(21,293)
Cash, cash equivalents and restricted cash
Beginning of period	231,576	74,571
End of period	197,214	53,278
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	195,765	52,462
Short-term restricted cash		9
Long-term restricted cash	1,449	807
End of period	$ 197,214	$ 53,278